UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive., Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   3/31/14

Item 1.  Reports to Stockholders.

Equinox Funds trust

Equinox BH-DG strategy fund

Equinox Chesapeake strategy fund

Equinox crabel strategy fund

Semi-Annual Report

March 31, 2014

1-888-643-3431

www.equinoxfundmanagement.com

Distributed by Northern Lights Distributors, LLC

Equinox BH-DG Strategy Fund
PORTFOLIO REVIEW
March 31, 2014 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

		Start of Performance ** -
		March 31, 2014
Equinox BH-DG Strategy Fund
Class I		(5.40)%
Barclays BTOP50 Index ***		(1.36)%
S&P 500 Total Return Index +		1.81%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. Per the fee table in the December 31, 2013 prospectus, the Fund's total annual operating net expense ratio is 1.14%.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Start of performance is December 31, 2013.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses.  Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Other/Cash & Cash Equivalents Less Liabilities	100.0%
	100.0%

Equinox Chesapeake Strategy Fund
PORTFOLIO REVIEW
March 31, 2014 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

			Start of Performance ** -
	Six Months	One Year	March 31, 2014
Equinox Chesapeake Strategy Fund
Class I	17.32%	17.07%	6.58%
Barclays BTOP50 Index ***	1.76%	(2.46)%	(1.74)%
S&P 500 Total Return Index +	12.51%	21.86%	21.08%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  Per the fee table in the February 1, 2014 prospectus, the Fund's total annual operating net expense ratio is 1.14%.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is September 10, 2012.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses.  Investors cannot invest directly in an index.

Holdings by Asset Class		% of Net Assets
Short Term Investments		58.3%
Other/Cash & Cash Equivalents Less Liabilities		41.7%
		100.0%

Equinox Crabel Strategy Fund
PORTFOLIO REVIEW
March 31, 2014 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

			Start of Performance ** -
	Six Months	One Year	March 31, 2014
Equinox Crabel Strategy Fund
Class I	7.20%	(10.81)%	(9.78)%
Barclays BTOP50 Index ***	1.76%	(2.46)%	(0.13)%
S&P 500 Total Return Index +	12.51%	21.86%	21.86%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.  Performance figures for periods greater than one year are annualized.  Per the fee table in the February 1, 2014 prospectus, the Fund's total annual net operating expense ratio is 1.10%.  For performance information current to the most recent month-end please call  1-888-643-3431.

** Commencement of operations is April 19, 2012. Start of performance is March 8, 2013.

*** The Barclays BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

+ The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses.  Investors cannot invest directly in an index.

Holdings by Asset Class		% of Net Assets
Short Term Investments		15.7%
Other/Cash & Cash Equivalents Less Liabilities		84.3%
		100.0%

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
Value
	TOTAL INVESTMENTS - 0.0% (Cost - $0)	$ -
	OTHER ASSETS AND LIABILITIES - NET - 100.0%	9,462
	TOTAL NET ASSETS - 100.0%	$ 9,462

	SWAP CONTRACT +	Unrealized Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Brevan Howard Capital Corporation (“Brevan Howard”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Brevan Howard that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on December 31, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $10,000)

$ (512)
	Total Net Unrealized Loss on Swap Contract	$ (512)
+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
	Shares				Value
		SHORT-TERM INVESTMENTS - 58.3%
		MONEY MARKET FUNDS - 7.4%
	201,049	Goldman Sachs U.S. Liquidity Fund * +			$ 201,049
	2	Goldman Sachs U.S. Liquidity Fund * +			2
	344,089	JP Morgan U.S. Dollar Liquidity Fund * +			344,089
	3	JP Morgan U.S. Dollar Liquidity Fund * +			3
		TOTAL MONEY MARKET FUNDS (Cost - $545,143)			545,143
	Principal Amount		Coupon Rate (%)(a)	Maturity
		U.S. TREASURY SECURITIES - 50.9%
	$ 750,000	United States Treasury Bill	0.030	7/24/2014	749,865
	3,000,000	United States Treasury Bill	0.075	8/21/2014	2,999,109
		TOTAL U.S. TREASURY SECURITIES (Cost $3,748,974)			3,748,974

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,294,117)			4,294,117

		TOTAL INVESTMENTS - 58.3% (Cost - $4,294,117) (b)			$ 4,294,117
		OTHER ASSETS AND LIABILITIES - NET - 41.7%			3,074,633
		TOTAL NET ASSETS - 100.0%			$ 7,368,750

(a) Represents discount rate at the time of purchase.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,294,117.

		SWAP CONTRACT +			Unrealized Gain

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $6,115,000)

					$ 985,425
		Total Net Unrealized Gain on Swap Contract			$ 985,425
*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)
	Shares		Value
SHORT-TERM INVESTMENTS - 15.7%
MONEY MARKET FUNDS - 15.7%
	1,500	Goldman Sachs U.S. Liquid Reserve Fund *+	$ 1,500
	1,500	JP Morgan U.S. Dollar Liquidity Fund *+	1,500
3,000

		TOTAL INVESTMENTS - 15.7% (Cost - $3,000)(a)	$ 3,000
		OTHER ASSETS AND LIABILITIES - NET - 84.3%	16,165
		TOTAL NET ASSETS - 100.0%	$ 19,165

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,000.

		SWAP CONTRACT +	Unrealized Loss

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the managed futures program of Crabel Trading Company (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap.  The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $21,900)

$ (1,398)
		Total Net Unrealized Loss on Swap Contract	$ (1,398)

*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

	BH-DG		Chesapeake	Crabel
	Strategy Fund		Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$ -		$ 4,294,117	$ 3,000
At fair value	$ -		$ 4,294,117	$ 3,000
Cash	6,871		2,329,876	34,141
Swap margin balance	2,000	(1)	-	1,800	(1)
Unrealized appreciation on swap contract	-		985,425	-
Receivable for Fund shares sold	-		164	-
Receivable for swap	-		25,704	-
Receivable due from Advisor	8,814		5,275	8,860
Prepaid expenses & other assets	1,508		600	93
TOTAL ASSETS	19,193		7,641,161	47,894

LIABILITIES
Unrealized depreciation on swap contract	512		-	1,398
Due to broker - swap contract	-		240,000	390
Fees payable to other affiliates	3,793		3,970	8,172
Accrued expenses and other liabilities	5,426		28,441	18,769
TOTAL LIABILITIES	9,731		272,411	28,729
NET ASSETS	$ 9,462		$ 7,368,750	$ 19,165

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 10,000		$ 6,431,285	$ 21,102
Accumulated net investment loss	(26)		(57,062)	(148)
Accumulated net realized gain (loss) on investments and swap contracts	-		9,102	(391)
Net unrealized appreciation (depreciation) on
investments and swap contracts	(512)		985,425	(1,398)
NET ASSETS	$ 9,462		$ 7,368,750	$ 19,165

Net Asset Value Per Share:

Class I Shares:
Net Assets	$ 9,462		$ 7,368,586	$ 19,165
Shares of beneficial interest outstanding	1,000		667,643	2,111
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.46		$ 11.04	$ 9.08

(1) This balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2014 (Unaudited)

	BH-DG	Chesapeake	Crabel
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$ -	$ 26	$ -
Interest	-	1,357	-
TOTAL INVESTMENT INCOME	-	1,383	-

EXPENSES
Investment advisory fees	18	25,111	61
Accounting services fees	9,493	12,961	12,516
Registration fees	5,717	14,483	12,205
Audit fees	4,702	13,216	13,727
Administrative services fees	1,704	3,466	9
Compliance officer fees	1,138	773	125
Custodian fees	922	2,534	2,518
Legal fees	778	11,849	2,214
Printing and postage expenses	517	1,692	613
Trustees fees and expenses	364	542	117
Transfer agent fees	94	7,875	7,533
Other expenses	185	581	654
TOTAL EXPENSES	25,632	95,083	52,292

Less: Fees waived/reimbursed by the Advisor	(25,606)	(58,233)	(52,201)

NET EXPENSES	26	36,850	91
NET INVESTMENT LOSS	(26)	(35,467)	(91)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Swap contracts	-	22,204	(15)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(512)	990,820	1,262

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS	(512)	1,013,024	1,247

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ (538)	$ 977,557	$ 1,156

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

BH-DG
Strategy Fund

Period Ended
March 31, 2014+
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (26)
Net change in unrealized appreciation (depreciation) on
investments and swap contracts	(512)
Net decrease in net assets resulting from operations	(538)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	10,000
Net increase in net assets from shares of beneficial interest	10,000

TOTAL INCREASE IN NET ASSETS	9,462

NET ASSETS
Beginning of Period	-
End of Period*	$ 9,462
* Includes accumulated net investment loss of:	$ (26)

SHARE ACTIVITY
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

+ The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Chesapeake		Crabel
	Strategy Fund		Strategy Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2014	September 30,	March 31, 2014	September 30,
	(Unaudited)	2013	(Unaudited)	2013
FROM OPERATIONS
Net investment loss	$ (35,467)	$ (23,535)	$ (91)	$ (57)
Net realized gain (loss) from investments and swap contracts	22,204	(13,102)	(15)	(376)
Net change in unrealized appreciation (depreciation) on
investments and swap contracts	990,820	(4,941)	1,262	(2,660)
Net increase (decrease) in net assets resulting from operations	977,557	(41,578)	1,156	(3,093)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	884,791	6,671,179	2,535	22,187
Payments for shares redeemed:	(93,388)	(1,039,344)	-	(4,620)
Net increase in net assets from shares of beneficial interest	791,403	5,631,835	2,535	17,567

TOTAL INCREASE IN NET ASSETS	1,768,960	5,590,257	3,691	14,474

NET ASSETS
Beginning of Period	5,599,790	9,533	15,474	1,000
End of Period*	$ 7,368,750	$ 5,599,790	$ 19,165	$ 15,474
* Includes accumulated net investment loss of:	$ (57,062)	$ (21,595)	$ (148)	$ (57)

SHARE ACTIVITY
Shares Sold	82,111	703,128	283	2,221
Shares Redeemed	(9,306)	(109,290)	-	(493)
Net increase in shares of beneficial interest outstanding	72,805	593,838	283	1,728

See accompanying notes to consolidated financial statements.

Equinox BH-DG Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Period Ended
	March 31, 2014 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.03)
Net realized and unrealized
loss on investments	(0.51)
Total from investment operations	(0.54)

Net asset value, end of period	$ 9.46

Total return (3)	(5.40)%

Net assets, at end of period (000's)	$ 9

Ratio of gross expenses to average
net assets (4)(5)	1088.43%	(6)
Ratio of net expenses to average
net assets (5)	1.10%	(6)
Ratio of net investment loss
to average net assets (7)	(1.10)%	(6)

Portfolio Turnover Rate	0%	(8)

(1) The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Does not include the expenses of other investment companies in which the Fund invests.
(6) Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	March 31, 2014		Year Ended	Period Ended
	(Unaudited)		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period	$ 9.41		$ 9.53	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.06)		(0.06)	(0.05)
Net realized and unrealized
gain/(loss) on investments	1.69		(0.06)	(0.42)
Total from investment operations	1.63		(0.12)	(0.47)

Net asset value, end of period	$ 11.04		$ 9.41	$ 9.53

Total return (3)	17.32%		(1.36)%	(4.60)%

Net assets, at end of period (000's)	$ 7,369		$ 5,600	$ 10

Ratio of gross expenses to average
net assets (4)(5)	2.84%	(6)	5.44%	1218.72%	(6)
Ratio of net expenses to average
net assets (5)	1.10%	(6)	1.10%	1.10%	(6)
Ratio of net investment loss
to average net assets (7)	(1.06)%	(6)	(0.68)%	(1.10)%	(6)

Portfolio Turnover Rate	0%	(8)	298%	0%	(8)

(1) The Equinox Chesapeake Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6) Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8) Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	March 31, 2014		Year Ended	Period Ended
	(Unaudited)		September 30, 2013	September 30, 2012 (1)
Net asset value, beginning of period	$ 8.47		$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.06)	-
Net realized and unrealized
gain/(loss) on investments and swap contract	0.66		(1.47)	-
Total from investment operations	0.61		(1.53)	-

Net asset value, end of period	$ 9.08		$ 8.47	$ 10.00

Total return (3)	7.20%		(16.39)%	0.00%

Net assets, at end of period (000's)	$ 19		$ 15	$ 1

Ratio of gross expenses to average
net assets (4)(8)	635.17%	(5)	1536.25%	4178.45%	(5)
Ratio of net expenses to average
net assets (8)	1.10%	(5)	1.10%	0.00%	(5)
Ratio of net investment loss
to average net assets (7)	(1.10)%	(5)	(1.08)%	0.00%	(5)

Portfolio Turnover Rate	0%	(6)	0%	0%	(6)

(1) The Equinox Crabel Strategy Fund commenced operations on April 19, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.
(8)	Does not include the expenses of other investment companies in which the fund invests.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

1.

ORGANIZATION

The Equinox BH-DG Strategy Fund (“BH-DG Strategy”), Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”) and Equinox Crabel Strategy Fund (“Crabel Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds currently offer Class I (Institutional) Shares that are offered at net asset value. The investment objective of each Fund is to achieve long term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Funds’ assets and liabilities measured at fair value:

BH-DG Strategy
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$ -	$ 512	$ -	$ 512
Total	$ -	$ 512	$ -	$ 512

Chesapeake Strategy
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 4,294,117	$ -	$ -	$ 4,294,117
Swap Contract	-	985,425	-	985,425
Total	$ 4,294,117	$ 985,425	$ -	$ 5,279,542

Crabel Strategy
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 3,000	$ -	$ -	$ 3,000
Total	$ 3,000	$ -	$ -	$ 3,000
Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$ -	$ 1,398	$ -	$ 1,398
Total	$ -	$ 1,398	$ -	$ 1,398

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of Equinox BH-DG Strategy Fund with Equinox BH-DG Strategy Fund Limited (“BH-DG CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”), and Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”) include the accounts of BH-DG CFC, ECS-CFC and ECRS-CFC, collectively the “CFCs”, as wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at March 31, 2014	% Of the Fund's Total Net Assets at March 31, 2014
BH-DG CFC	12/31/2013	$ 1,488	15.73%
ECS-CFC	4/19/2012	$ 1,096,606	19.58%
ECRS-CFC	3/8/2013	$ 4,964	32.08%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are Controlled Foreign Corporations and as such are not subject to U.S. income tax. However, as wholly-owned Controlled Foreign Corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

taken on returns filed for open tax years (2012) or expected to be taken on each Fund’s 2013 return.  Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.   Realized gains and losses from a decrease in the notional value of the swaps are recognized on trade date.  Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

BH-DG-CFC, ECS-CFC, and ECRS-CFC maintain cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  Please refer to the Consolidated Portfolio of Investments for additional detail on the money market holdings.  The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Consolidated Statement of Assets and Liabilities.   Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.   In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety. For the six months ended March 31, 2014, the notional value, net change in unrealized appreciation/depreciation, and realized gain/losses from the swaps were as follows:

Fund	Notional Value	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ Loss
EAS-CFC	$ 10,000	$ (512)	$ -
ECS-CFC	6,115,000	990,820	22,204
ECRS-CFC	21,900	1,262	-

In addition, the agreement provides for an annual fee of $3,500 due to the counterparty for serving as a financial intermediary.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Sales
BH-DG Strategy	$ -	$ -
Chesapeake Strategy	-	-
Crabel Strategy	-	-

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Fund Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. An officer of the Funds is also an officer of GFS, and is not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.10%, per annum of each Fund’s average daily net assets. For the six months ended March 31, 2014, the Advisor waived fees and reimbursed expenses as follows:

Fund
BH-DG Strategy	$25,606
Chesapeake Strategy	58,233
Crabel Strategy	52,201

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund's operating expenses are subsequently less than 1.10%, of average daily net assets the Advisor shall be entitled to reimbursement by that Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.10% of average daily net assets for each share class. If fund operating expenses subsequently exceed 1.10% per annum of the average daily net assets, the reimbursements shall be suspended.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Fund	September 30, 2015	September 30, 2016	September 30, 2017
BH-DG Strategy	$ -	$ -	$ 25,606
Chesapeake Strategy	13,810	150,274	58,233
Crabel Strategy	18,610	81,498	52,201

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended, (the “Plan”), to pay for certain distribution activities and shareholder services.  During the six months ended March 31, 2014, the Funds did not pay distribution related charges pursuant to the Plan.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

5.   TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended September 30, 2013 was as follows:

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Carry	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Differences	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Chesapeake Strategy Fund	$ -	$ -	$ (5,395)	$ (34,697)	$ -	$ -	$ (40,092)
Crabel Strategy Fund	-	-	(3,036)	(58)	-	-	(3,094)

The difference between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment loss and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the Funds’ wholly owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Chesapeake Strategy Fund	$ 21,595
Crabel Strategy Fund	58

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Post October
Portfolio	Losses
Chesapeake Strategy Fund	$ 13,102

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary income distributions, resulted in reclassification for the period ended September 30, 2013 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Chesapeake Strategy Fund	$ (1,940)	$ 1,940	$ -

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, beneficial ownership in excess of 25% is as follows:

	Beneficial Owner	% of Outstanding Shares
BH-DG Strategy	Pershing, LLC (for the benefit of others)	92%
Chesapeake Strategy	Chesapeake Holding Co.	90%
Crabel Strategy	Equinox Fund Management, LLC	55%
Crabel Strategy	Charles Schwab (for the benefit of others)	45%

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued.  Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Equinox Funds Trust

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*		Annualized
Actual	10/1/2013	3/31/2014	10/1/13 - 3/31/14		Expense Ratio
BH-DG Strategy – Class I	$ 1,000.00	$ 946.00	$ 2.64	**	1.10%
Chesapeake Strategy – Class I	1,000.00	1,173.20	5.96		1.10%
Crabel Strategy – Class I	1,000.00	1,072.00	5.68		1.10%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*		Annualized
(5% return before expenses)	10/1/2013	3/31/2014	10/1/13 - 3/31/14		Expense Ratio
BH-DG Strategy – Class I	$ 1,000.00	$ 1,019.45	$ 5.54	**	1.10%
Crabel Strategy – Class I	1,000.00	1,019.45	5.54		1.10%
Chesapeake Strategy – Class I	1,000.00	1,019.45	5.54		1.10%

* Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

** “Actual” expense information is for the period from December 31, 2013 (date of initial investment) to March 31, 2014. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 90/365 (to reflect the period from initial investment to March 31, 2014. “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Equinox Funds Trust

SUPPLEMENTAL INFORMATION

March 31, 2014 (Unaudited)

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of Equinox Fund Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the advisory agreement between Equinox Fund Management, LLC (“EFM” or the “Advisor”) and the Trust, for the Equinox Crabel Strategy Fund (“Crabel Fund”), Equinox Chesapeake Strategy Fund (“Chesapeake Fund”) and Equinox BH-DG Strategy Fund (each, a “Fund” and collectively, the “Funds”) (“Agreement”), at two separate in-person meetings held on August 21, 2013 (the “August Meeting”) and on November 22, 2013, as reconvened on November 27, 2013 (the “ November Meeting”) (each a “Meeting” and collectively, the “Meetings”). At the November Meeting, the Board considered the continuation of the Agreement with respect to the Crabel Fund and Chesapeake Fund for an additional one-year period. At the August Meeting, the Board considered the approval of the Agreement with respect to the BH-DG Fund for an initial two-year period.

At each Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed or to be performed for the Funds, (ii) the size and qualifications of EFM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with EFM’s management of a Fund, (iv) investment performance, (v) the capitalization and financial condition of EFM, (vi) a comparison of the advisory fees and expense ratios of the Funds to the advisory fees and expense ratios of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between each of the Funds and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on EFM’s ability to service the Funds, (xi) EFM’s internal program for ensuring compliance with each of the Funds’ investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) EFM’s proxy voting policies, and (xiii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Funds. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the Agreement with respect to each Fund.   The Trustees also considered information provided by EFM regarding the advisory fees and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services and the profitability of the firm in general and as a result of the fees received from each of the Funds.  In addition, the Trustees also received a copy of the Agreement, EFM’s most recent Form ADV and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement.  Legal counsel to Fund reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreements by the Trustees of an investment company.

With respect to the Chesapeake and Crabel Funds, the Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Chesapeake and Crabel Funds, compliance with the investment objectives, policies, strategies and limitations for such Funds, the compliance of management personnel with the applicable code of ethics, and the adherence to fair value pricing procedures as established by the Board.

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2014 (Unaudited)

Representatives from EFM attended each Meeting in person and discussed EFM’s history, experience with mutual funds that utilize managed futures, and the Funds’ investment strategies in connection with the proposed approval of the Agreement with respect to each Fund and answered questions from the Board.

The Trustees’ evaluation of the services provided or proposed to be provided by EFM took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of EFM’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered EFM’s personnel and the depth of EFM’s personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by EFM, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EFM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) each of the Funds is likely to benefit from the provision or continued receipt of EFM’s services under the Agreement, and (iii) EFM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

At the November Meeting, the Board considered the overall investment performance of EFM and the Chesapeake and Crabel Funds.  The Trustees reviewed performance information for each of the Chesapeake and Crabel Funds for the most recently ended fiscal year on September 30, 2013, including a comparison to the Barclays BTOP50 Index (“Index”) and three other investment companies employing a managed futures strategy that were identified by EFM as comparable (“Peer Funds”).  The Trustees also received performance information for the other funds of Commodity Trading Advisors (“CTAs”) managed by EFM for the same period.  The Trustees also reviewed EFM’s commentary regarding the performance data and the various factors contributing to each of the Chesapeake and Crabel Funds’ short-term performance, noting that longer-term performance was not available. The Trustees took note of the various periods where each such Fund outperformed, underperformed or performed in line with the Peer Funds and the Index.  The Trustees noted that the Chesapeake Fund outperformed the Index and one of the Peer Funds and underperformed two of the Peer Funds for the one year period ended September 30, 2013.   For the period since inception to September 30, 2013, the Chesapeake Fund underperformed the Index and two of the Peer Funds.   The Trustees noted that while the Crabel Fund’s absolute and relative performance lagged the Peer Funds and the Index on a since inception basis, the Fund had not yet had a full calendar year of investment performance, and the comparative information was limited in this regard.  The Trustees considered explanations provided by the Advisor regarding the various factors contributing to the Chesapeake and Crabel Funds’ relative performance, including, among other things, differences in such Funds’ respective investment strategies and portfolio construction in comparison to the Peer Funds.  The Board discussed with EFM the reasons behind such results for each applicable Fund, including the steps being undertaken by EFM to seek to improve such performance.  In the case of each Fund with performance that lagged a relevant Peer Fund or Index for certain periods (but not necessarily all periods), the Trustees considered other factors that supported the continuation of the Agreement, including the following: (i) that EFM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies; (ii) that the Chesapeake and Crabel Funds each had a limited history of investment performance; and (iii) that many of the Peer Funds are larger in size than the Chesapeake and Crabel Funds, and this factor may be noted when considering the relative performance of the Funds.  Taking note of EFM’s discussion of (i) the various factors

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2014 (Unaudited)

contributing to each of the Chesapeake and Crabel Funds’ performance and (ii) its continuing commitment to each Fund’s current investment strategy, respectively, the Independent Trustees concluded that the recent investment performance of each Fund was satisfactory.  With respect to the BH-DG Fund, at the August Meeting, the Trustees reviewed the historical performance charts for the one-month, three-month, year-to-date, one-year and since inception periods ended July 13, 2013, as applicable, for (i) three other funds of CTAs which are managed by EFM and (ii) the Peer Funds.  Further, the Trustees considered that the proposed strategy for the BH-DG Fund was a new strategy, and therefore did not have historical performance.

At each Meeting, the Trustees noted that EFM had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to each Fund and any other ancillary benefit resulting from EFM’s relationship with the Funds.  The Trustees considered the advisory fees paid or proposed to be paid to EFM, the total expenses of each of the Funds, and EFM’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees considered the rate of the investment advisory fee and other expenses paid by each of the Funds under the Agreement as compared to those of representative comparable funds managed by EFM and other investment advisors.  The Trustees noted that the investment advisory fee and total operating expenses for each of the Chesapeake and Crabel Funds were within the range of contractual advisory fee rates and total operating expenses for the Peer Funds, as indicated in materials prepared for the Board by EFM, based on information contained in various publicly available documents.  The Trustees noted that EFM waived a portion of its advisory fee with respect to each of the Chesapeake and Crabel Funds in order to maintain the stated cap on Fund operating expenses.  With respect to the BH-DG Fund, the Trustees noted that the proposed contractual investment advisory fee was in line with the other funds of CTAs managed by EFM and was lower than the contractual fee provided for each of the Peer Funds.  The Trustees further noted that the proposed net expense ratio for the BH-DG Fund was lower than the average net expense ratios of the Peer Funds. The Trustees concluded that the advisory fee and services provided by EFM are consistent with those of other advisors which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds based on the information provided at the Meetings.

Trustees also considered (i) the costs of the services provided or to be provided by EFM, (ii) the compensation and benefits received or expected to be received by EFM in providing services to each of the Funds, and (iii) EFM’s profitability. The Trustees noted that the level of profitability of EFM is an appropriate factor to consider in providing service to the Funds, and the Trustees should be satisfied that EFM’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment advisor of each of the Funds specifically. Based on the information provided, the Trustees concluded that EFM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of each of the Funds’ expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that EFM has contractually agreed to waive the fee it receives from the Fund in an amount equal to the management fee paid to EFM by each Fund’s wholly-owned subsidiary.  The Trustees also concluded that the overall expense ratio of each of the Funds is reasonable, taking into account the projected growth and size of the Funds, the quality of services to be provided by EFM and the expense limitations agreed to by EFM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each of the Funds grows, and whether the advisory fee levels reflect these economies of scale for the benefit of

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2014 (Unaudited)

shareholders. The Board determined that economies of scale may be achieved at higher asset levels for each of the Funds for the benefit of Fund shareholders but that because such economies of scale did not yet exist and were not likely to exist in the near term, it was not appropriate at this time to incorporate a mechanism for sharing the benefit of such economies with Fund shareholders in the advisory fee structure.

In voting to approve the Agreement with respect to each Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Advisor.  in arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gav e varying weights to each factor according to his own judgment.  The Board determined that the approval of the Agreement would be  in the best interests of each Fund and their respective shareholders.  As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the BH-DG Fund for an initial two-year period and with respect to the Chesapeake and Crabel Funds for an additional one-year period.

Rev. August 2011

PRIVACY NOTICE
FACTS		WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC

1775 Sherman Street, Suite 2500

Denver, CO 80203

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

       Robert J. Enck, President

Date

6/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

        Robert J. Enck, President

Date

6/5/14

By (Signature and Title)

/s/ Vance J. Sanders

       Vance J. Sanders, Treasurer

Date

6/5/14